Consolidated Statement of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flow from operating activities
Net loss for the period		€ (411,036)	€ (188,427)	[1]	€ (63,479)	[1]
Adjustments to reconcile consolidated net profit (loss) to net cash flows
Income tax expense		709	46	[1]	61	[1]
Net interest		4,289	34,498	[1]	5,734	[1]
Depreciation and amortisation		6,476	4,159	[1]	2,334	[1]
Share listing expense		111,109
Expenses for other share-based payments		61,378	50,907	[1]	7,880	[1]
Net gains/losses from the disposal of intangibles and PP&E	[1]		74
Share of loss in an associated company		848
Fair value changes of financial instruments and expected credit losses		4,625	15,164	[1]	(516)	[1]
Income tax paid		(196)	(89)	[1]	(5)	[1]
Expense from change in provisions change in provisions		2,392	116	[1]	40	[1]
Working capital adjustments:
Changes in trade and other payables		20,517	8,358	[1]	131	[1]
Change in other assets and liabilities		(16,177)	(2,689)	[1]	773	[1]
Cash flow from operating activities		(215,066)	(77,883)	[1]	(47,047)	[1]
Cash flow from investing activities
Purchases of intangible assets		(1,597)	(1,212)	[1]	(534)	[1]
Purchases of and advance payments on property, plant and equipment		(17,099)	(7,657)	[1]	(4,263)	[1]
Disposals of intangible assets, property, plant and equipment		1	4	[1]
Proceeds from short-term investments		50,000
Payments for short-term investments		(220,006)	(50,000)	[1]
Payments for acquisition of an associate		(13,680)
Payments for promissory notes		(1,051)	(630)	[1]
Interest received		6	23	[1]
Cash flow from investing activities		(203,426)	(59,472)	[1]	(4,797)	[1]
Cash flow from financing activities
Proceeds from convertible loans		1,850	85,900	[1]	65,500	[1]
Payments for share buy-back	[1]		(763)
Proceeds from share capital increase and capital contribution		7	97,320	[1]
Proceeds from the Reorganization		83,393
Proceeds from the PIPE capital increase		381,208
Payment of transaction cost for capital contribution		(2,227)	(503)	[1]
Payment for foreign exchange contract		(423,372)
Proceeds from foreign exchange contract		407,840
Principal elements of lease payments		(1,781)	(1,439)	[1]	(854)	[1]
Interest paid		(734)	(560)	[1]	(385)	[1]
Cash flow from financing activities	[2]	446,184	179,955	[1]	64,261	[1]
Cash-based changes in cash and cash equivalents		27,692	42,600	[1]	12,417	[1]
Effect of foreign exchange rate changes on cash and cash equivalents		20	(27)	[1]	15	[1]
Net increase in cash and cash equivalents		27,712	42,573	[1]	12,432	[1]
Cash and cash equivalents at the beginning of the year	[1]	102,144	59,571		47,139
Cash and cash equivalents at the end of the year		€ 129,856	€ 102,144	[1]	€ 59,571	[1]

[1]	Certain amounts have been reclassified from prior years’ financial statements to conform to the current presentation.
[2]	Please refer to note 28.3.